Parent Only Financial Information - Schedule of Condensed Statements of Comprehensive Loss (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Comprehensive Loss [Line Items]
Net loss	¥ (412,081,555)	¥ (876,250,383)	¥ (742,645,232)
Other comprehensive income (loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(1,494,507)	(2,116,740)	(1,520,393)
Unrealized gain on short-term investments, net of nil income taxes		3,584,872	2,133,528
Amounts reclassified from accumulated other comprehensive income		(5,718,400)
Foreign currency translation adjustment, net of nil income taxes	(10,812,516)	8,741,308	(19,356,001)
Comprehensive loss attributable to shareholders of the Company	¥ (424,388,578)	¥ (871,759,343)	¥ (761,388,098)